Other Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Payrolls and commissions	$ 102.7	$ 109.3
Accrued vacations	51.1	60.8
Cost reduction	33.0
Taxes other than income taxes	32.7	53.8
Income taxes	32.0	58.3
Postretirement	20.7	22.6
Accrued interest	4.9	4.9
Other	62.2	75.4
Total other accrued liabilities	$ 339.3	$ 385.1